Quarterly Holdings Report
for
Fidelity® Hedged Equity Fund
April 30, 2026
FHE-NPRT1-0626
1.9905822.103
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	4,810	450,841
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	461	141,513
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	13,931	201,721
Capital Markets - 0.0%
XP Inc Class A	3,615	69,263
TOTAL BRAZIL		270,984
CANADA - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	8,377	675,856
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	14,355	689,185
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	2,420	252,406
TOTAL CANADA		1,617,447
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	3,464	121,482
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (a)	2,731	105,799
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	4,783	95,564
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp (b)	3,610	619,801
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	610	70,717
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	424	289,791
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	5,870	443,596
UNITED STATES - 96.9%
Communication Services - 11.1%
Diversified Telecommunication Services - 0.6%
AST SpaceMobile Inc Class A (a)	1,475	109,003
AT&T Inc	151,901	3,969,173
		4,078,176
Entertainment - 1.5%
Netflix Inc (a)	54,613	5,112,323
ROBLOX Corp Class A (a)	3,878	214,298
Roku Inc Class A (a)	1,125	131,130
Spotify Technology SA (a)	621	277,308
Walt Disney Co/The	33,276	3,452,385
Warner Bros Discovery Inc (a)	35,171	951,376
Warner Music Group Corp Class A	2,584	73,049
		10,211,869
Interactive Media & Services - 8.6%
Alphabet Inc Class A	115,488	44,439,783
Meta Platforms Inc Class A	25,042	15,323,450
Reddit Inc Class A (a)	565	83,185
		59,846,418
Media - 0.0%
New York Times Co/The Class A	1,394	110,167
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	16,232	3,173,356
TOTAL COMMUNICATION SERVICES		77,419,986
Consumer Discretionary - 9.3%
Automobile Components - 0.0%
BorgWarner Inc	3,649	207,884
Lear Corp	905	115,052
		322,936
Automobiles - 1.8%
Rivian Automotive Inc Class A (a)(b)	6,657	109,175
Tesla Inc (a)	32,149	12,269,023
		12,378,198
Broadline Retail - 4.3%
Amazon.com Inc (a)	111,774	29,626,817
Dillard's Inc Class A (b)	229	130,351
		29,757,168
Distributors - 0.0%
LKQ Corp	3,782	119,435
Diversified Consumer Services - 0.0%
ADT Inc	16,383	123,364
Service Corp International/US	3,970	321,689
		445,053
Hotels, Restaurants & Leisure - 1.3%
Aramark	11,883	542,934
Boyd Gaming Corp	3,132	272,327
Caesars Entertainment Inc (a)	5,267	146,423
Cava Group Inc (a)	1,973	184,298
Choice Hotels International Inc (b)	770	76,292
Churchill Downs Inc	1,773	179,055
DraftKings Inc Class A (a)	6,106	142,392
Dutch Bros Inc Class A (a)	2,625	150,964
Flutter Entertainment PLC (a)	2,804	302,636
Hilton Worldwide Holdings Inc	8,274	2,681,355
Hyatt Hotels Corp Class A (b)	1,706	285,874
Planet Fitness Inc Class A (a)	1,009	67,270
Starbucks Corp	24,194	2,548,354
Texas Roadhouse Inc	2,987	480,877
Travel + Leisure Co	1,847	119,427
Vail Resorts Inc	1,338	170,167
Viking Holdings Ltd (a)	2,848	233,280
Wingstop Inc	357	58,569
Wyndham Hotels & Resorts Inc	2,095	170,491
		8,812,985
Household Durables - 0.2%
Mohawk Industries Inc (a)	1,044	110,205
SharkNinja Inc (a)	738	85,261
Somnigroup International Inc	4,552	345,315
Toll Brothers Inc	2,591	368,285
TopBuild Corp (a)	462	204,527
Whirlpool Corp	684	38,345
		1,151,938
Leisure Products - 0.0%
Brunswick Corp/DE	1,127	89,540
Mattel Inc (a)	7,158	107,943
Polaris Inc	2,005	132,871
		330,354
Specialty Retail - 1.5%
AutoNation Inc (a)	522	110,862
Bath & Body Works Inc	7,369	143,253
Burlington Stores Inc (a)	613	196,166
CarMax Inc (a)	3,436	135,069
Carvana Co Class A (a)	2,331	922,610
Chewy Inc Class A (a)	2,354	59,839
Dick's Sporting Goods Inc	1,269	287,961
Five Below Inc (a)	689	162,370
Gap Inc/The	4,514	110,999
Home Depot Inc/The	17,436	5,732,957
Murphy USA Inc	347	204,036
Penske Automotive Group Inc (b)	488	83,702
Ross Stores Inc	9,230	2,102,502
Valvoline Inc (a)	3,465	115,142
		10,367,468
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc (a)	1,328	135,429
Ralph Lauren Corp Class A	2,230	799,768
VF Corp	7,285	137,905
		1,073,102
TOTAL CONSUMER DISCRETIONARY		64,758,637
Consumer Staples - 4.9%
Beverages - 0.1%
Brown-Forman Corp Class B	16,061	413,892
Coca-Cola Consolidated Inc	684	140,268
Primo Brands Corp Class A	7,711	157,150
		711,310
Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp	6,838	6,937,356
Walmart Inc	62,781	8,282,697
		15,220,053
Food Products - 0.6%
Campbell's Company/The (b)	27,064	562,661
General Mills Inc	50,297	1,775,987
Ingredion Inc	1,114	124,478
Kraft Heinz Co/The	75,827	1,718,240
Pilgrim's Pride Corp	2,842	94,070
		4,275,436
Household Products - 0.8%
Procter & Gamble Co/The	38,756	5,700,620
Tobacco - 1.1%
Altria Group Inc	47,289	3,435,546
Philip Morris International Inc	27,183	4,487,098
		7,922,644
TOTAL CONSUMER STAPLES		33,830,063
Energy - 3.2%
Energy Equipment & Services - 0.3%
SLB Ltd	38,945	2,215,192
Oil, Gas & Consumable Fuels - 2.9%
Antero Midstream Corp	9,240	201,986
Antero Resources Corp (a)	2,374	93,203
Cheniere Energy Inc	2,255	620,012
Chevron Corp	25,952	5,016,781
Diamondback Energy Inc	8,787	1,806,871
DT Midstream Inc	2,634	389,806
Exxon Mobil Corp	52,581	8,114,826
HF Sinclair Corp	4,943	332,219
Occidental Petroleum Corp	30,588	1,853,021
Ovintiv Inc	9,441	581,094
PBF Energy Inc Class A	2,802	121,495
Permian Resources Holdings Inc/DE Class A	19,819	428,487
Range Resources Corp	1,259	54,766
Viper Energy Inc Class A	2,443	120,635
		19,735,202
TOTAL ENERGY		21,950,394
Financials - 11.7%
Banks - 2.8%
East West Bancorp Inc	2,750	347,793
First Citizens BancShares Inc/NC Class A	86	170,609
First Horizon Corp	11,091	276,831
JPMorgan Chase & Co	35,990	11,273,148
KeyCorp	92,807	2,051,963
Pinnacle Financial Partners Inc	2,347	232,212
Wells Fargo & Co	56,696	4,662,112
Zions Bancorp NA	2,291	145,294
		19,159,962
Capital Markets - 2.3%
Affiliated Managers Group Inc	755	222,476
Ameriprise Financial Inc	3,440	1,633,278
Blue Owl Capital Inc Class A	21,336	208,026
Carlyle Group Inc/The	7,124	356,699
Charles Schwab Corp/The	37,567	3,442,640
Evercore Inc Class A	548	176,067
Franklin Resources Inc (b)	30,468	913,126
Hamilton Lane Inc Class A (b)	863	79,386
Houlihan Lokey Inc Class A	1,589	245,898
Janus Henderson Group PLC	4,735	244,373
Jefferies Financial Group Inc	3,890	187,576
LPL Financial Holdings Inc	727	242,913
MarketAxess Holdings Inc	508	79,852
Morningstar Inc	1,174	198,066
Nasdaq Inc	19,028	1,748,863
Northern Trust Corp	11,449	1,904,427
SEI Investments Co	4,452	403,707
State Street Corp	15,443	2,360,308
Stifel Financial Corp	5,871	462,694
TPG Inc Class A	4,120	179,714
Tradeweb Markets Inc Class A	3,002	339,977
		15,630,066
Consumer Finance - 0.4%
Ally Financial Inc	9,207	408,699
Credit Acceptance Corp (a)	250	126,228
OneMain Holdings Inc	2,154	126,591
SLM Corp	3,406	78,610
SoFi Technologies Inc Class A (a)	8,510	137,011
Synchrony Financial	21,742	1,656,740
		2,533,879
Financial Services - 4.2%
Affirm Holdings Inc Class A (a)	2,352	151,187
Berkshire Hathaway Inc Class B (a)	24,340	11,527,424
Corebridge Financial Inc	10,809	297,680
Equitable Holdings Inc	12,389	522,816
Fiserv Inc (a)	22,252	1,394,088
Mastercard Inc Class A	12,901	6,488,171
MGIC Investment Corp	3,280	86,853
Rocket Cos Inc Class A (a)	6,858	100,264
Toast Inc Class A (a)	5,718	163,077
Visa Inc Class A	24,920	8,219,613
Voya Financial Inc	2,301	188,590
		29,139,763
Insurance - 1.9%
AFLAC Inc	20,468	2,326,598
American Financial Group Inc/OH	1,408	187,644
Arch Capital Group Ltd (a)	22,970	2,169,746
Brown & Brown Inc	17,871	1,074,941
CNA Financial Corp	2,223	107,215
Fidelity National Financial Inc	2,621	137,078
Hartford Insurance Group Inc/The	17,814	2,437,133
Kinsale Capital Group Inc	308	99,671
Loews Corp	15,778	1,776,761
Markel Group Inc (a)	232	411,213
Old Republic International Corp	7,946	317,443
Prudential Financial Inc	17,815	1,747,830
Reinsurance Group of America Inc	825	174,455
		12,967,728
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	30,350	334,457
Annaly Capital Management Inc	19,419	444,695
Rithm Capital Corp	21,464	209,918
Starwood Property Trust Inc	19,762	362,830
		1,351,900
TOTAL FINANCIALS		80,783,298
Health Care - 7.8%
Biotechnology - 1.6%
AbbVie Inc	22,674	4,791,470
Alnylam Pharmaceuticals Inc (a)	885	273,899
Arrowhead Pharmaceuticals Inc (a)	2,301	169,077
BioMarin Pharmaceutical Inc (a)	3,521	189,817
Cytokinetics Inc (a)	3,294	210,717
Exelixis Inc (a)	2,285	101,591
Gilead Sciences Inc	23,782	3,111,637
Halozyme Therapeutics Inc (a)(b)	1,465	93,261
Insmed Inc (a)	1,489	202,995
Ionis Pharmaceuticals Inc (a)	3,005	224,654
Moderna Inc (a)	7,934	364,488
Natera Inc (a)	1,560	321,610
Neurocrine Biosciences Inc (a)	1,553	204,484
Revolution Medicines Inc (a)	1,254	180,726
Roivant Sciences Ltd (a)	11,451	326,697
United Therapeutics Corp (a)	508	290,246
Viking Therapeutics Inc (a)	4,005	124,876
		11,182,245
Health Care Equipment & Supplies - 1.4%
Baxter International Inc	32,257	567,078
Becton Dickinson & Co	11,273	1,680,128
DENTSPLY SIRONA Inc	10,164	119,426
Envista Holdings Corp (a)	5,154	133,695
Globus Medical Inc Class A (a)	3,065	276,402
Intuitive Surgical Inc (a)	6,724	3,076,970
Masimo Corp (a)	925	165,048
Medline Inc Class A	7,135	317,293
Medtronic PLC	37,877	3,066,901
Penumbra Inc (a)	408	133,204
Teleflex Inc	1,244	154,144
		9,690,289
Health Care Providers & Services - 1.2%
Chemed Corp	316	134,294
DaVita Inc (a)	3,639	564,554
Encompass Health Corp	2,966	296,600
Ensign Group Inc/The	1,337	249,605
HCA Healthcare Inc	5,259	2,284,773
Molina Healthcare Inc (a)	941	183,137
Option Care Health Inc (a)	3,850	78,270
Tenet Healthcare Corp (a)	1,406	249,031
UnitedHealth Group Inc	11,565	4,284,601
		8,324,865
Health Care Technology - 0.0%
Veeva Systems Inc Class A (a)	1,626	253,607
Life Sciences Tools & Services - 0.5%
Avantor Inc (a)	8,118	65,756
Bio-Rad Laboratories Inc Class A (a)	973	272,557
Bruker Corp	1,532	56,239
Danaher Corp	15,326	2,742,588
Illumina Inc (a)	1,405	178,070
Medpace Holdings Inc (a)	402	168,301
QIAGEN NV (b)	2,486	85,966
Repligen Corp (a)	652	77,138
		3,646,615
Pharmaceuticals - 3.1%
Elanco Animal Health Inc (a)	4,839	108,248
Eli Lilly & Co	9,242	8,637,574
Jazz Pharmaceuticals PLC (a)	1,052	213,577
Johnson & Johnson	33,027	7,591,257
Merck & Co Inc	34,173	3,731,008
Organon & Co	10,277	136,170
Royalty Pharma PLC Class A	12,201	611,148
		21,028,982
TOTAL HEALTH CARE		54,126,603
Industrials - 8.4%
Aerospace & Defense - 2.0%
AeroVironment Inc (a)	632	123,253
ATI Inc (a)	1,013	157,481
Boeing Co (a)	11,732	2,686,980
BWX Technologies Inc	1,456	315,064
Carpenter Technology Corp	324	138,737
Curtiss-Wright Corp	702	505,580
FTAI Aviation Ltd	540	134,822
GE Aerospace	15,289	4,432,740
HEICO Corp	1,176	317,426
Hexcel Corp (b)	1,531	143,715
Karman Holdings Inc (a)	1,273	86,539
Kratos Defense & Security Solutions Inc (a)	894	56,367
L3Harris Technologies Inc	6,286	2,014,977
Lockheed Martin Corp	4,330	2,242,810
Rocket Lab Corp	1,575	129,953
Woodward Inc	752	272,968
		13,759,412
Air Freight & Logistics - 0.4%
United Parcel Service Inc Class B	23,517	2,558,650
Building Products - 0.4%
Advanced Drainage Systems Inc	1,048	156,414
Armstrong World Industries Inc	1,289	219,633
Carlisle Cos Inc	960	341,050
Fortune Brands Innovations Inc	4,369	177,119
Masco Corp	19,510	1,401,208
Owens Corning	3,017	372,117
Simpson Manufacturing Co Inc	699	133,320
Trex Co Inc (a)	3,131	122,735
UFP Industries Inc	1,130	101,124
		3,024,720
Commercial Services & Supplies - 0.7%
Cintas Corp	11,461	2,002,351
Clean Harbors Inc (a)	730	228,256
Republic Services Inc	11,341	2,372,764
Tetra Tech Inc	2,921	94,407
		4,697,778
Construction & Engineering - 0.2%
AECOM	1,646	138,428
API Group Corp (a)	5,839	266,959
Dycom Industries Inc (a)	353	146,177
MasTec Inc (a)	1,533	604,079
Sterling Infrastructure Inc (a)	324	167,061
Valmont Industries Inc	290	147,332
		1,470,036
Electrical Equipment - 1.0%
Acuity Inc	481	139,379
EnerSys	761	162,291
GE Vernova Inc	3,532	3,826,781
Nextpower Inc Class A (a)	1,115	132,829
nVent Electric PLC	3,252	464,711
Regal Rexnord Corp	750	161,273
Vertiv Holdings Co Class A	6,342	2,083,284
Vicor Corp (a)	753	202,760
		7,173,308
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	4,898	1,231,994
Knight-Swift Transportation Holdings Inc	6,054	392,905
Landstar System Inc	1,928	354,887
Lyft Inc Class A (a)	4,013	56,783
Ryder System Inc	1,174	297,926
Saia Inc (a)	348	156,189
Uber Technologies Inc (a)	32,442	2,420,498
XPO Inc (a)	1,013	222,992
		5,134,174
Industrial Conglomerates - 0.5%
Honeywell International Inc	16,466	3,529,158
Machinery - 2.0%
AGCO Corp	2,521	305,091
Allison Transmission Holdings Inc	2,460	330,501
Caterpillar Inc	7,521	6,694,517
CNH Industrial NV Class A	41,036	439,496
Crane Co	556	98,818
Donaldson Co Inc	2,703	238,324
Dover Corp	8,537	1,932,862
Flowserve Corp	1,490	109,724
Graco Inc	7,322	587,737
IDEX Corp	5,575	1,214,514
ITT Inc	2,636	565,000
Lincoln Electric Holdings Inc	598	158,470
Middleby Corp/The (a)(b)	424	59,512
Mueller Industries Inc	1,049	142,066
Oshkosh Corp	631	98,625
RBC Bearings Inc (a)	240	143,782
Timken Co/The	1,247	138,280
Toro Co/The	2,506	238,496
Watts Water Technologies Inc Class A	434	130,269
		13,626,084
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)(b)	7,046	275,569
American Airlines Group Inc (a)	54,324	636,134
		911,703
Professional Services - 0.2%
Booz Allen Hamilton Holding Corp Class A	1,998	155,384
CACI International Inc (a)	232	120,533
Parsons Corp (a)	885	44,613
Paylocity Holding Corp (a)	1,239	130,702
SS&C Technologies Holdings Inc	4,638	321,414
TransUnion	3,132	222,372
UL Solutions Inc Class A	1,496	135,373
		1,130,391
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	532	162,659
Core & Main Inc Class A (a)	1,871	94,242
Ferguson Enterprises Inc	2,271	607,969
Watsco Inc	790	345,894
Wesco International Inc	933	325,729
		1,536,493
TOTAL INDUSTRIALS		58,551,907
Information Technology - 34.2%
Communications Equipment - 1.4%
Arista Networks Inc (a)	15,065	2,601,876
Cisco Systems Inc	64,666	5,916,939
Lumentum Holdings Inc (a)	985	888,785
Ubiquiti Inc	173	175,078
		9,582,678
Electronic Equipment, Instruments & Components - 0.2%
Advanced Energy Industries Inc	493	189,268
Arrow Electronics Inc (a)	922	173,179
Avnet Inc	1,721	141,999
Cognex Corp	2,566	142,439
Flex Ltd (a)	5,309	486,039
Littelfuse Inc	384	155,201
TD SYNNEX Corp	927	211,523
TTM Technologies Inc (a)	1,286	203,471
		1,703,119
IT Services - 0.6%
Cloudflare Inc Class A (a)	1,045	214,194
IBM Corporation	13,772	3,181,057
MongoDB Inc Class A (a)	314	78,761
Okta Inc Class A (a)	1,789	131,760
Snowflake Inc (a)	1,403	191,467
Twilio Inc Class A (a)	1,208	178,856
		3,976,095
Semiconductors & Semiconductor Equipment - 16.5%
Advanced Micro Devices Inc (a)	19,493	6,910,074
Amkor Technology Inc	2,105	146,824
Applied Materials Inc	13,063	5,153,223
Broadcom Inc	53,353	22,271,143
Entegris Inc	1,868	264,098
GlobalFoundries Inc (a)	4,238	273,775
Intel Corp (a)	55,338	5,228,334
Lam Research Corp	19,869	5,123,420
Lattice Semiconductor Corp (a)	1,323	161,776
MACOM Technology Solutions Holdings Inc (a)	630	177,414
Marvell Technology Inc	2,480	409,572
Micron Technology Inc	13,222	6,837,890
MKS Inc	1,345	381,644
NVIDIA Corp	268,363	53,557,204
Onto Innovation Inc (a)	649	191,494
QUALCOMM Inc	17,547	3,151,090
Rambus Inc (a)	1,397	160,809
Texas Instruments Inc	12,950	3,639,986
		114,039,770
Software - 8.0%
Adobe Inc (a)	9,566	2,354,193
AppLovin Corp Class A (a)	3,867	1,726,035
Atlassian Corp Class A (a)	3,249	222,849
Bentley Systems Inc Class B (b)	2,701	88,107
Crowdstrike Holdings Inc Class A (a)	4,126	1,839,165
Docusign Inc (a)	2,975	136,820
Dropbox Inc Class A (a)	5,363	130,267
Dynatrace Inc (a)	5,685	205,854
Guidewire Software Inc (a)	1,746	241,629
HubSpot Inc (a)	640	141,926
Intuit Inc	5,084	1,975,134
Manhattan Associates Inc (a)	1,093	150,714
Microsoft Corp	84,990	34,657,222
Nutanix Inc Class A (a)	2,423	99,076
Oracle Corp	22,348	3,606,744
Palantir Technologies Inc Class A (a)	28,257	3,930,831
Palo Alto Networks Inc (a)	14,410	2,584,001
Pegasystems Inc	3,185	116,412
Procore Technologies Inc (a)	2,647	149,767
Samsara Inc Class A (a)	2,456	70,585
Strategy Inc Class A (a)	1,452	240,233
UiPath Inc Class A (a)(b)	6,632	68,310
Unity Software Inc (a)	2,759	72,893
Zoom Communications Inc Class A (a)	2,897	281,444
Zscaler Inc (a)	2,065	269,854
		55,360,065
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	163,348	44,324,480
Dell Technologies Inc Class C	5,153	1,076,718
Sandisk Corp/DE (a)	1,768	1,938,630
Seagate Technology Holdings PLC	3,287	2,214,255
Western Digital Corp	5,432	2,360,313
		51,914,396
TOTAL INFORMATION TECHNOLOGY		236,576,123
Materials - 1.9%
Chemicals - 1.1%
Axalta Coating Systems Ltd (a)	3,908	111,143
Celanese Corp	2,446	165,741
Eastman Chemical Co	4,270	312,094
Linde PLC	8,973	4,496,729
PPG Industries Inc (b)	13,977	1,516,505
RPM International Inc	3,785	385,654
Solstice Advanced Materials Inc	1,838	150,624
Westlake Corp	1,453	167,502
		7,305,992
Construction Materials - 0.4%
Vulcan Materials Co	8,090	2,441,077
Containers & Packaging - 0.2%
AptarGroup Inc	1,990	246,123
Avery Dennison Corp	7,019	1,150,625
Crown Holdings Inc	3,167	311,348
Silgan Holdings Inc	2,743	111,228
		1,819,324
Metals & Mining - 0.2%
Alcoa Corp	1,933	123,306
Cleveland-Cliffs Inc (a)	9,195	93,789
Commercial Metals Co	1,808	124,680
Hecla Mining Co	13,616	245,360
MP Materials Corp (a)	1,546	102,098
Reliance Inc	1,329	481,763
Royal Gold Inc	2,780	648,796
		1,819,792
TOTAL MATERIALS		13,386,185
Real Estate - 2.0%
Diversified REITs - 0.1%
WP Carey Inc	7,753	565,426
Health Care REITs - 0.0%
American Healthcare REIT Inc	2,580	131,012
Omega Healthcare Investors Inc	6,492	304,930
		435,942
Industrial REITs - 0.1%
EastGroup Properties Inc	1,637	329,364
First Industrial Realty Trust Inc	1,775	110,068
STAG Industrial Inc Class A	4,627	178,510
		617,942
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	730	232,235
Zillow Group Inc Class A (a)	1,083	48,313
		280,548
Residential REITs - 0.9%
American Homes 4 Rent Class A	11,038	351,449
AvalonBay Communities Inc	12,656	2,316,048
Equity LifeStyle Properties Inc	6,006	380,120
Mid-America Apartment Communities Inc	11,590	1,497,196
Sun Communities Inc	2,940	375,850
UDR Inc	42,784	1,554,771
		6,475,434
Retail REITs - 0.7%
Agree Realty Corp	4,192	323,245
Brixmor Property Group Inc	6,029	181,413
Federal Realty Investment Trust	9,827	1,089,814
NNN REIT Inc	6,815	298,429
Realty Income Corp	42,231	2,712,919
		4,605,820
Specialized REITs - 0.2%
CubeSmart	5,319	215,313
Gaming and Leisure Properties Inc	10,359	501,997
Lamar Advertising Co Class A	3,102	427,580
		1,144,890
TOTAL REAL ESTATE		14,126,002
Utilities - 2.4%
Electric Utilities - 1.0%
Exelon Corp	56,968	2,619,958
NextEra Energy Inc	39,978	3,913,047
OGE Energy Corp	6,724	328,131
		6,861,136
Gas Utilities - 0.0%
National Fuel Gas Co	1,060	89,443
UGI Corp	2,946	106,321
		195,764
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (a)	255	94,967
Multi-Utilities - 1.4%
Ameren Corp	21,189	2,408,130
CMS Energy Corp	28,758	2,206,889
DTE Energy Co	15,826	2,400,646
NiSource Inc	46,646	2,252,069
		9,267,734
Water Utilities - 0.0%
Essential Utilities Inc	3,180	121,476
TOTAL UTILITIES		16,541,077
TOTAL UNITED STATES		672,050,275
TOTAL COMMON STOCKS (Cost $507,270,935)		676,277,810

Domestic Equity Funds - 1.5%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $9,150,476)	14,377	10,381,200

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	3,796,820	3,797,579
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	4,400,074	4,400,514
TOTAL MONEY MARKET FUNDS (Cost $8,198,093)			8,198,093

Purchased Options - 0.7%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	236	170,132,636	6,500	5/2026	73,160
S&P 500 Index	Chicago Board Options Exchange	272	196,085,072	6,650	7/2026	1,769,360
S&P 500 Index	Chicago Board Options Exchange	254	183,108,854	6,150	6/2026	363,220
S&P 500 Index	Chicago Board Options Exchange	271	195,364,171	4,500	4/2027	1,356,355
S&P 500 Index	Chicago Board Options Exchange	302	217,712,102	4,300	2/2027	1,061,530
S&P 500 Index	Chicago Board Options Exchange	283	204,014,983	4,000	3/2027	908,430

						5,532,055
TOTAL PURCHASED OPTIONS (Cost $14,299,962)						5,532,055

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $538,919,466)	700,389,158
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(5,876,646)
NET ASSETS - 100.0%	694,512,512

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,244,203	60,411,795	60,858,419	28,614	-	-	3,797,579	3,796,820	0.0%
Fidelity Securities Lending Cash Central Fund	4,267,939	14,282,066	14,149,491	600	-	-	4,400,514	4,400,074	0.0%
Total	8,512,142	74,693,861	75,007,910	29,214	-	-	8,198,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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